Stockholders' Equity	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Stockholders' Equity
Note 9. Stockholders’ Equity
Preferred Stock:
Authorized Capital
The Company has 21,000,000,000 authorized shares of preferred stock, which have a designated par value of $0.001 per share. As of September 30, 2025, there are no shares of preferred stock outstanding.
Common Stock:
Authorized Capital
The Company has 444,000,000,000 and 21,000,000,000 authorized shares of Class A and Class B common stock, respectively, all of which have a designated par value of $0.001 per share. Each holder of Class A common stock is entitled to one vote per Class A common share held, while each holder of Class B common stock is entitled to ten votes per Class B common share held.
PIPE Financing
On May 26, 2025, Asset Entities Inc. and Strive Enterprises, Inc., entered into subscription agreements with certain accredited investors (the “PIPE Subscribers” and the transactions collectively, the “PIPE Transactions”), pursuant to which the PIPE Subscribers agreed to purchase, and the Company agreed to sell, the Company’s Class A common stock at a price of $1.35 per share, with certain PIPE Subscribers agreeing to purchase pre-funded warrants (the “PIPE Pre-Funded Warrants”) to purchase shares of Class A common stock at a price of $1.3499 in lieu of Class A common shares. Each PIPE Pre-Funded Warrant gives the holder the right to purchase a share of Class A common stock at an exercise price of $0.0001 per share. For each share of Class A common stock and PIPE Pre-Funded Warrant purchased, the holder received a traditional warrant (the “PIPE Traditional Warrants”), which gives the holder the right to purchase a share of Class A common stock at an exercise price of $1.35 per share.
On September 12, 2025, the Company consummated the PIPE Transactions, pursuant to which it issued 345.5 million shares of Class A common stock, 209.8 million PIPE Pre-Funded Warrants, and 555.3 million PIPE Traditional Warrants, and received gross proceeds of $749.6 million, with the ability to raise $749.6 million in additional gross proceeds upon the exercise of such warrants. Each PIPE Pre-Funded Warrant became immediately exercisable, and will be exercisable until each PIPE Pre-Funded Warrant is exercised in full. Each PIPE Traditional Warrant became immediately exercisable, and will expire on the first anniversary of the effectiveness date of the registration statement covering the resale of the PIPE securities.
Certain of the Company’s officers and directors participated in the PIPE Transactions at equivalent terms as third-party participants. Certain members of management, or entities controlled by members of management, purchased 0.3 million shares of Class A common stock and received 0.3 million PIPE Traditional Warrants through their participation in the PIPE Transactions. Certain investment funds that are managed by one of the Company’s board members, and in which the director has a limited partner and general partner interest in the funds, participated in the PIPE Transactions, purchasing 1.1 million shares of Class A common stock and 1.1 million Traditional Warrants.
The table below summarizes activity related to the Company’s PIPE Traditional Warrants and PIPE Pre-Funded Warrants for the period from September 12, 2025 to September 30, 2025:

	Period from September 12, 2025 to September 30, 2025
	PIPE Traditional Warrants	PIPE Pre-Funded Warrants
PIPE warrants outstanding, beginning of period	—	—
Issued	555,259,256	209,771,462
Exercised	(9,629,629)	(32,525,000)
Expired	—	—
PIPE warrants outstanding, end of period	545,629,627	177,246,462

351 Exchange
On August 22, 2025, Asset Entities Inc. and Strive Enterprises, Inc., entered into exchange agreements with certain accredited investors (the “351 Investors” and the transactions collectively, the “351 Exchange”), pursuant to which the Company agreed to issue and exchange 2.7 million shares of the Company’s Class A common stock in exchange for an aggregate amount of 69 bitcoin. The exchange ratio was determined based on the price of bitcoin on August 22, 2025 and an assumed price of $3.00 per share of Class A common stock. The 351 Exchange was completed on September 12, 2025, at which time the Company issued 2.7 million shares of Class A common stock in exchange for 69 bitcoin. For the period from September 12, 2025 to September 30, 2025, the Company recorded a realized loss of $14.7 million based on the difference between the fair value of the Company’s Class A common stock at the exchange date and the agreed-upon exchange price, which is recorded in other derivative loss on the Company’s consolidated statements of operations.
At-the-Market Common Equity Program
On September 15, 2025, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (the “Agent”), pursuant to which the Company, from time to time, at its option, may offer and sell shares of its Class A common stock to or through the Agent, acting as the principal and/or the sole agent, having an aggregate sales price of up to $450.0 million. During the period from September 12, 2025 to September 30, 2025, the Company issued 11.0 million shares of Class A common stock for aggregate gross proceeds of $59.2 million. As of September 30, 2025, the Company has the availability to raise approximately $390.8 million through the issuance and sale of its Class A common stock pursuant to the Sales Agreement.
Share Repurchase Program
On September 15, 2025, the Company’s Board of Directors authorized the purchase of up to $500.0 million of its Class A common stock through a share repurchase program. Repurchases may be made from time-to-time, subject to general business and market conditions, other investment opportunities, and applicable legal requirements. Repurchases may be made through open market purchases or privately negotiated transactions, including through Rule 10b5-1 plans. During the period from September 12, 2025 to September 30, 2025, the Company has not repurchased any Class A common stock. As of September 30, 2025, $500.0 million of Class A common stock remains available for repurchase through the share repurchase program.